OTHER INCOME AND EXPENSE - Other expense (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other income and expense [abstract]
Personnel expenses	$ (4,513,015)	$ (4,400,542)	$ (4,085,396)
Taxes and fees	(1,026,976)	(960,332)	(914,476)
Affiliation contributions and transfers	(744,622)	(564,349)	(664,835)
Consultancy, legal audit and other fees	(664,196)	(704,457)	(661,645)
Maintenance and repairs	(581,639)	(537,130)	(458,522)
Insurance	(581,515)	(520,006)	(382,322)
Depreciation of tangible assets	(428,311)	(440,382)	(416,946)
Depreciation right of use assets	(307,018)	(325,508)	(292,771)
Marketing	(301,633)	(221,541)	(351,104)
Amortization of intangible assets	(295,648)	(249,481)	(191,768)
Warehouse services	(270,062)	(283,013)	(277,574)
Leases (Rent)	(174,683)	(158,514)	(175,002)
Transportation services	(171,018)	(167,442)	(184,720)
Cleaning and security services	(154,205)	(162,944)	(137,721)
Outsourcing services	(152,739)	(148,113)	(149,280)
Data processing	(119,111)	(99,919)	(83,542)
Supplies and stationary	(97,416)	(94,866)	(103,104)
Losses due to claims	(76,761)	(74,220)	(60,302)
Impairment losses on other assets	(72,223)	(7,060)	(20,755)
Adaptation and installation	(63,552)	(59,501)	(58,904)
Travel expenses	(28,852)	(25,985)	(58,663)
Loss on sale of property, plant and equipment	(12,767)	(19,201)	(14,227)
Donations expenses	(4,171)	(41,213)	(7,256)
Loss from sale of non-current assets held for sale	(3,179)	(3,420)	(4,392)
Other	(551,384)	(383,612)	(416,122)
Total	$ (11,396,696)	$ (10,652,751)	$ (10,171,349)